Exploration and evaluation assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Exploration and evaluation assets	$ 1,628	$ 0
Exploration and evaluation expenditures	$ 642	0
Galiano Gold Mali Exploration SARL [Member]
Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Total cash consideration	$ 1,500
Exploration and evaluation assets	1,600
Exploration and evaluation expenditures	600
Amount of acquisition related costs	$ 100